Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO  80203

April 30, 2010

Via EDGAR

Via EDGAR

Mr. John Ganley

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	Financial Investors Trust (the “Registrant”)
File Nos. 33-72424, 811-8194

Dear Mr. Ganley:

On behalf of the Registrant, set forth in the numbered paragraphs below are the oral comments provided by the U.S. Securities and Exchange Commission (the “Staff”) on April 8, 2010 and April 9, 2010 to Post-Effective Amendment No. 48 (“PEA 48”), accompanied by the Registrant’s responses to each comment.  Capitalized terms not otherwise defined herein shall have the meanings given to them in PEA 48.

STAFF COMMENTS:  PEA 48  — PROSPECTUS

COMMENT NOS. 1-22 APPLY TO EACH OF THE PROSPECTUSES INCLUDED IN PEA 48, AS APPLICABLE

1.                                       Staff Comment:  In the “Shareholder Fees” table on page 1 of PEA 48, please confirm that Class A shares charge a maximum sales charge of 5.50% on reinvested dividends and other distributions.

Registrant’s Response:  The Registrant has confirmed that Class A shares do not charge a sales charge on reinvested dividends and other distributions.  The Registrant has revised the table to remove the caption, “Maximum sales charge (load) on reinvested dividends and other distributions (as a percentage of original purchase price).”

2.                                       Staff Comment:  In the “Shareholder Fees” table on page 1 of PEA 48, please clarify how the contingent deferred sales charge of 1% of the amount redeemed complies with Rule 6c-10 of the 1940 Act.

Registrant’s Response:  The Registrant has revised the subcaption in the “Shareholder Fees” table as follows: “Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds).”

3.                                       Staff Comment: In the “Shareholder Fees” table on page 1 of PEA 48, please remove the first footnote denoted *.

Registrant’s Response:  The Registrant has removed the footnote pursuant to the Staff’s request.

4.                                       Staff Comment: In the “Shareholder Fees” table on page 1 of PEA 48, please revise the footnote ** to remove the second sentence “Other Expenses may include administrative networking, omnibus positioning) fees charged by intermediaries with respect to processing orders in Fund shares.”

Registrant’s Response:  The Registrant has removed the sentence pursuant to the Staff’s request.

5.                                       Staff Comment:  In the “Shareholder Fees” table on page 1 of PEA 48, please revise footnote (1) to remove the first sentence, “An initial sales charge (load) of up to 5.50% will be applied to Class A share purchases up to $1 million, subject to breakpoint discounts.”  In addition, please remove all cross references in this note and other notes in the table (e.g. “See section entitled ‘Contingent Deferred Sales Charge.’”).

Registrant’s Response:  The Registrant has revised the disclosure to comply with the Staff’s request.

6.                                      Staff Comment:  In the “Shareholder Fees” table on page 1 of PEA 48, please revise the caption, “Net annual Fund operating expenses” to “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements.”

Registrant’s Response:  The Registrant has revised the disclosure to comply with the Staff’s request.

7.                                      Staff Comment:  In the “Shareholder Fees” table on page 1 of PEA 48, please revise footnote (2) to remove the following language:  “…and is reevaluated on an annual basis.  Without this agreement, expenses could be higher.”

Registrant’s Response:  The Registrant has revised the disclosure to comply with the Staff’s request.

8.                                      Staff Comment:  In the “Example” on page 2 of PEA 48, please revise the narrative disclosure to remove the reference to the assumption that all dividends and distributions are reinvested.  Please also confirm that the adjustment to reflect the expense reimbursement or fee waiver arrangement is only included in the calculation for the one-year period.

Registrant’s Response:  The Registrant has revised the disclosure to comply with the Staff’s request and confirms that the expense reimbursement or fee waiver arrangement is only included in the calculation for the one-year period.

9.                                       Staff Comment:  In the “Example” on page 2 of PEA 48, if the Registrant confirms that Class A shares do not charge a sales charge on reinvested dividends and other distributions, please remove the sentences “The example does not reflect sales charges (loads) on reinvested dividends and other distributions.  If these sales charges (loads) were included, your costs would be higher.

Registrant’s Response:  The Registrant has confirmed that Class A shares do not charge a sales charge on reinvested dividends and other distributions and has revised the disclosure to comply with the Staff’s request.

10.                                 Staff Comment:  In the “Principal Investment Strategies of the Fund” section beginning on page 2 of PEA 48, please confirm whether the Sub-Adviser concentrates substantially all of its investments in one capitalization category over another.

Registrant’s Response:  The Registrant has confirmed with the Sub-Adviser that although the Fund may invest in small- and medium-capitalization stocks the Sub-Adviser intends to invest in a market capitalization range similar to that of the Fund’s benchmark, the Russell 1000 Value Index, that will primarily include large capitalization stocks, and as such, has revised the disclosure to read:

The Sub-Adviser may invest in companies with any market capitalization, but will emphasize primarily large capitalization companies.

11.                                 Staff Comment:  In the “Principal Risk of the Fund” section on page 3 of PEA 48, please consider whether “Small-Capitalization Company Risk” should be added as a principal risk of investing in the Fund.

Registrant’s Response:  The Registrant has confirmed with the Sub-Adviser that although the Fund may invest in small- and medium-capitalization stocks the Sub-Adviser intends to invest in a market capitalization range similar to that of the Fund’s benchmark, the Russell 1000 Value Index, that will primarily include large capitalization stocks, and as such, has included “Small- and Medium-Size Company Risk” on page 7 of PEA 48 in the section entitled “Other Risks.”

12.                                 Staff Comment:  In the “Principal Risk of the Fund” section on page 3 of PEA 48, with respect to “Sector Risk” please consider adding specific risk disclosure if the Sub-Adviser currently does or intends to make significant investments in a particular sector or sectors or whether, simply as a result of the Sub-Adviser applying its value investment strategy, the Fund’s portfolio may be concentrated in a particular sector or sectors.

Registrant’s Response:  The Registrant has confirmed with the Sub-Adviser that the Sub-Adviser does not intend to make significant investments in a particular sector or sectors, but as the market may tend to favor (or not favor) a particular sector at certain times, the Fund’s portfolio may be concentrated in one sector due to that particular sector being undervalued in the market.  The Registrant has revised this disclosure on page 3 of PEA 48 as follows (in pertinent part and with emphasis added):

Sector Risks.  Companies with similar characteristics may be grouped together in broad categories called sectors.  Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole.  Although the Fund does not intend to concentrate in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors.

13.                                 Staff Comment:  In the “Fund Performance” section beginning on page 3 of PEA 48, please consider revising the narrative describing the relationship between the Predecessor Fund and the Fund to be more concise.

Registrant’s Response: The Registrant has revised the disclosure as follows:

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.  On August 29, 2009 the Fund was organized as a successor to the Activa Value Fund (the “Predecessor Fund”), a series of Activa Mutual Fund Trust which had the same Sub-Adviser, an identical investment objective and identical investment strategies as the Fund. The performance shown for periods prior to the August 29, 2009 reflects the performance of the Predecessor Fund’s Class A shares calculated using the fees and expenses of Class A shares of the Predecessor Fund without the effect of any fee and expense limitations or waivers. If the Fund’s Class A shares had been available during periods prior to August 29, 2009, the performance shown may have been different.

14.                                 Staff Comment:  In the “Fund Performance” section beginning on page 3 of PEA 48, consider adding the disclosure in footnote (1) to the main text above the “Average Annual Total Returns” table.

Registrant’s Response:  The Registrant has revised the disclosure to comply with the Staff’s request.

15.                                 Staff Comment:  In the “Fund Performance” section beginning on page 3 of PEA 48, pursuant to Instruction 2(b) of Item 4(b)(2) of Form N-1A, please remove footnote (2) and, if you choose, disclose the Fund’s secondary benchmarks in the narrative explanation on page 3 of PEA 48 accompanying the bar chart and table consistent with Instruction 2(b).

Registrant’s Response:  The Registrant has removed footnote (2) pursuant to Instruction 2(b) of Item 4(b)(2) of Form N-1A and revised the disclosure as follows:

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.activafunds.com or by calling 800.346.2670.

16.                                 Staff Comment:  In the “Purchase and Sale of Fund Shares” section on page 4 of PEA 48, please remove the sentence “The Fund reserves the right to waive or change minimum and additional investment amounts.”

Registrant’s Response:  The Registrant has revised the disclosure to comply with the Staff’s request.

17.                                 Staff Comment:  Please revise the first sentence under the header “Activa Value Fund (the “Fund”)” on page 6 of PEA 48 to state that the following section discusses or describes the Fund’s investment objective and principal investment strategies, rather than “summarizes.”

Registrant’s Response:  The Registrant has revised the disclosure as follows:

“This section describes the Fund’s the Fund’s investment objective and principal investment strategies.”

18.                                 Staff Comment:  Please add the word “Principal” to the header “Investment Approach” on page 6 of PEA 48.

Registrant’s Response:  The Registrant has revised the header to comply with the Staff’s request.

19.                                 Staff Comment:  Please add the word “Principal” to the header “Risk Factors and Special Considerations” on page 6 of PEA 48.

Registrant’s Response:  The Registrant has revised the header to comply with the Staff’s request.

20.                                 Staff Comment:  Please confirm that the risks described under the heading “Risk Factors and Special Considerations” on page 7 of PEA 48 are principal investment risks of the Fund and, if not, please clarify which risks are principal investment risks.

Registrant’s Response:  The Registrant confirms those risks described under the sub-heading “Investment Risks” on page 7 of PEA 48 are the principal investment risks of the Fund and has revised the sub-heading to read “Principal Investment Risks” and the sub-heading “Other Risks,” describes the non-principal risks of investing in the Fund and has revised the sub-heading to read “Non-Principal Risks.”

21.                                 Staff Comment:  Please revise the first sentence under “Redemption Payments” on page 17 of PEA 48 to remove the disclosure “less any applicable redemption fees.”

Registrant’s Response:  The Registrant has revised the disclosure to comply with the Staff’s request.

22.                                 Staff Comment:  Please describe if the Fund has specific steps it takes to deter market timing with respect to the section “Market Timing and Excessive Trading Activity” beginning on page 18 of PEA 48.

Registrant’s Response:  The Registrant confirms that the Fund has adopted different methods to address frequent trading, including: (i) delaying the payment of proceeds from redemptions for up to seven days (the maximum delay permitted under section 22(e) of the Investment Company Act); (ii) satisfying redemption requests in-kind; and (iii) identifying market timers and restricting their trading or barring them from the Fund.  The Registrant further believes market timing presents a relative low risk as a result of generally efficient pricing of large cap domestic equities, which are the dominant category of securities in the Fund.

* * *

The Registrant hereby acknowledges that:

•                  should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•                  the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•                  the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * *

If you have any questions or further comments, please contact the undersigned at (720) 917-0651

Very truly yours,

/s/ JoEllen L. Legg
JoEllen L. Legg, Esq.
Secretary, Financial Investors Trust

cc:                                 Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP